Loans, borrowings and cash and cash equivalents - Loans and borrowings (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Loans and borrowings
Loans and borrowings secured by property, plant and equipment and receivables	$ 221	$ 275